Document and Entity Information	Nov. 10, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001845013
Document Type	8-K
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	HEALTHWELL ACQUISITION CORP. I
Entity Incorporation State Country Code	DE
Entity File Number	001-40697
Entity Tax Identification Number	86-1911840
Entity Address, Address Line One	1001 Green Bay Rd. #227
Entity Address, City or Town	Winnetka
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60093
City Area Code	(847)
Local Phone Number	230-9162
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Warrant 3 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	HWELU
Security Exchange Name	NASDAQ
Class A Common Stock Par Value 0.0001 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	HWEL
Security Exchange Name	NASDAQ
Redeemable Warrants Each Warrant Exercisable For One Share Of Class A Common Stock Each At An Exercise Price Of 11.50 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	HWELW
Security Exchange Name	NASDAQ